REVENUE - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Contract liabilities	$ 1,299		$ 1,299		$ 1,368
Revenues relating to contract liabilities outstanding	134	$ 161	297	$ 315
Transaction price allocated to remaining performance obligations	$ 1,900		$ 1,900